Other assets - Office buildings, land, equipment and facilities and Other / Other liabilities - Schedule of finite-lived intangible assets by type (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2026	Mar. 31, 2025
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount		¥ 201,240	¥ 80,954
Accumulated amortization		(87,109)	(77,931)
Net carrying amount		114,131	3,023
Client relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	[1]	197,727	77,736
Accumulated amortization	[1]	(84,144)	(75,382)
Net carrying amount	[1]	113,583	2,354
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount		3,513	3,218
Accumulated amortization		(2,965)	(2,549)
Net carrying amount		¥ 548	¥ 669

[1]	Client relationships as of March 31, 2026 include intangible assets with a net carrying value of ¥112,659 million as of March 31, 2026 related to the Macquarie Acquisition described in Note 10 “Business Combinations” to the consolidated financial statements, weighted average amortization period for the corresponding intangible assets is 12 years.